Note 13 - Revenue and Government Financing for Research Expenditures	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of revenue [text block]
13
) Revenue and government financing for research expenditures

Revenue from collaboration and licensing agreements

The Company’s revenue from collaboration and licensing agreements amounts to
€32,631
thousand,
€79,892
and
€68,974
thousands for the fiscal year ended
December 31, 2017,
2018
and
2019,
respectively.

	Year ended December 31,
(in thousands of euro)	2017	2018 (1)	2019
Proceeds from collaboration and licensing agreements	32,346	77,178	61,356
of which monalizumab agreement	32,346	61,546	42,541
of which IPH5201 agreement	-	15,632	18,816
Invoicing of research and development costs (IPH5201 and avdoralimab agreements)	-	2,242	6,949
Exchange gains on collaboration agreement	272	465	658
Others	13	7	10
Revenue from collaboration and licensing agreements	32,631	79,892	68,974
_______
(1)	The impact of the application of the IFRS 15 standard is presented in Note 2.d.

a) Revenue recognition related to monalizumab AstraZeneca agreements and amendments

The Company identified the following promises under the monalizumab AstraZeneca agreements and amendments: (
1
) a non-exclusive license related to monalizumab restricted to two
applications, with an option for an exclusive license related to monalizumab including all applications, (
2
) the performance of certain initial studies related to phases I/II trials, and participation in certain studies of phases I/II trials and phase III clinical trials through a co-financing.

The Company considered the license has a standalone functionality and is capable of being distinct. However the Company determined that the license is not
distinct from the performance of initial studies and participation to phase III clinical trials because they increased the utility of the licensed IP. Thus, the licensed IP, the performance of initial studies and participation to phase III clinical trials are combined into a single performance obligation.

This performance obligation was considered as satisfied over time as AstraZeneca controls the licensed IP which is being enhanced during the agreement. The revenue is recognized over time, based on the input method (costs incurred). As a result, the Company recognizes the price of the transaction as a revenue on the basis of the progress of studies that the Company has undertaken to carry out under the agreement. Progression is assessed following to actual costs incurred relative to the total budgeted costs to fulfill the obligation.

The transaction price was initially estimated to the initial payment of
$250,000
 thousand, less the amounts that the Company expected to pay to AstraZeneca for co-financing Phase I/II clinical studies. The additional payment of
$100,000
 thousand triggered by AstraZeneca’s exercise of the exclusivity option was treated as a change in the price estimate of the transaction. In addition, the amendment of the contract, which modified the scope and budget of the studies to be carried out by the Company as well as the arrangements for sharing the cost of the other studies, led to a revision of the degree of progress and the price of the transaction. Thus, the exercise of the option and the amendment of the contract resulted in the recognition of a favorable cumulative adjustment of
€38,321
 thousand in revenue for the year ended
December
31,
2019.
The subsequent milestones and potential royalty payments are excluded from the transaction price due to the uncertainties of clinical trials results.

The Company used the most likely amount to determine variable consideration. Variable consideration for cost-sharing payments related to certain studies of phases I/II trials and phase III clinical trials when applicable are included in the transaction price.

The Company and AstraZeneca make quarterly cost-sharing payments to one
another in amounts necessary to ensure that each party bears its contractual share of the overall shared development costs incurred. Costs incurred by the Company related to agreed-upon services under the agreement are recorded as research and development expenses in its consolidated statements of financial income (loss). The Company accounts for cost sharing payments from AstraZeneca as increase in revenue in its consolidated statements of income (loss), while cost sharing payments to AstraZeneca are recorded as payments to customer which reduce the transaction price recorded as revenue from the collaboration agreement. As described in Note
2.
d, the expected payments to AstraZeneca are classified as collaboration liability in the consolidated statement of financial position. Quarterly invoices received from AstraZeneca reduce the collaboration liability and have no
impact on the consolidated statement of income.

Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2016	167,260
Revenue for the 2017 financial year	(32,346)
As of December 31, 2017	134,914
Restatement related to the first application of IFRS 15	(53,083)
As of January 1, 2018 restated	81,831
Revenue for the 2018 financial year (1)	(61,546)
Increase in deferred revenue resulting from the exercise of the $100M option (2)	85,357
Transfer from collaboration liabilities	(717)
As of December 31, 2018	104,925
Revenue for the 2019 financial year (3)	(42,541)
Transfer from collaboration liabilities	273
As of December 31, 2019	62,657
_____
(1)	The impact of the exercise of the option on 2018 revenue amounted to €31,966 thousand.
(2)	The exercise of the
$100,000
 thousand option was converted to
€87,002
 thousand, of which
€85,357
 thousand was recognized as deferred revenue and
€1,644
thousand recognized in collaboration liabilities.
(3)	The impact of the exercise of the option on 2019 revenue amounted to €6,355 thousand.
Change in monalizumab collaboration liabilities (in thousands of euro):

As of December 31, 2017	-
Restatement related to the first application of IFRS 15	44,751
As of January 1, 2018 restated	44,751
Additions	-
Deductions	(13,095)
As of December 31, 2018 (1)	31,656
Additions	-
Deductions	(10,352)
As of December 31, 2019 (2)	21,304
_____

(1)	Of which €20,987 thousand of current portion and €10,669 of non-current portion.
(2)	Of which €21,304 thousand of current portion.

b) Revenue recognition related to
IPH5201
AstraZeneca collaboration and option agreement

The Company determined that
IPH5201
AstraZeneca collaboration and option agreement is an enforceable contract under IFRS
15
as the upfront payment is non-refundable and thus AstraZeneca will incur significant loss if it doesn’t exercise its licensed option. The Company considered that the exercise price of the option granted to AstraZeneca for an exclusive license is a variable consideration.

The Company identified the following promises under the
IPH5201
AstraZeneca collaboration and option agreement: (
1
) an option for an exclusive license related to
IPH5201
and (
2
) the performance of research and development services in conformity with the defined development plan for preclinical studies. The Company determined that the option is not
distinct from the performance of research and development services because they increased the utility of the licensed IP. Thus, the option and the performance of research and development services are combined into a single performance obligation.

The transaction price was initially estimated to the initial upfront payment of
$50,000
 thousand (received in
October 2018
for
$26,000
 thousand and in
January 2019
for
$24,000
thousand) and estimated quarterly payment received in relation to costs incurred by the Company for preclinical studies. Development and commercial milestones and potential royalties payments were excluded from the transaction price due to uncertainties.

The performance obligation was considered as satisfied over time as the IP in development has no
alternate use for the Company as it is an exclusive license and that the Company has an enforceable right to payment for completed research and development services.

The Company applied the input method and recognized the price of the transaction as a revenue percentage of completion of the costs of the preclinical studies.

Change in
IPH5201
deferred revenue (in thousands of euro):

The variance of the deferred revenue relating to this agreement is presented in the following schedule (in thousands of euro):

As of December 31, 2017	-
Upfront payment	43,501
Revenue for the 2018 financial year	(15,632)
As of December 31, 2018	27,869
Revenue for the 2019 financial year	(18,816)
As of December 31, 2019	9,053

c) Revenue related to collaboration and option agreement related to four
to-be-agreed upon molecules (preclinical molecules)

The Company determined that the option to acquire an exclusive license provides a material right to AstraZeneca that it would not
receive without entering into that contract. The Company will recognize revenue when those future goods or services are transferred or when the option expires. Thus, the upfront payment is recorded as a deferred revenue for an amount of
€17,400
 thousand as of
December
31,
2019.

d) Revenue recognition related to avdoralimab AstraZeneca agreement

The Company recognized revenue as research and development expenses are incurred (see Note
1.1.e
for agreement description).

e) Schedule of variance of deferred revenue

The variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	Monalizumab
December 31, 2016	167,261
Revenue from the 2017 financial year	(32,346)
December 31, 2017	134,914	(1)

(in thousands of euro)	December 31, 2017 as published		Impact IFRS 15	January 1, 2018 as restated	Proceeds	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2018
Monalizumab	134,914		(53,083)	81,831	85,358	(61,548)	(715)	104,925
IPH5201	-		-	-	43,501	(15,632)	-	27,869
Preclinical molecules	-		-	-	17,400	-	-	17,400
Total	134,914	(1)	(53,083)	81,831	146,259	(77,180)	(715)	150,195	(2)
______
(1)	Of which €47,909 thousand of current deferred revenue and €87,005 thousand of non-current deferred revenue.
(2)	Of which €82,096 thousand of current deferred revenue and €68,098 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2018	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2019
Monalizumab	104,925	(42,541)	273	62,657
IPH5201	27,869	(18,816)	-	9,054
Preclinical molecules	17,400	-	-	17,400
Total	150,195	(61,356)	273	89,112	(3)
 ______
(3)	Of which €48,770 thousand of current deferred revenue and €40,342 thousand of non-current deferred revenue.

f) Government financing for research expenditures

The Company receives grants from the European Commission and the French government and state organizations in several different forms:

•	Investment and operating grants; and
•	Research Tax Credits.

The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Research Tax Credit	11,041	13,527	16,737
Grant	361	533	103
Government financing for research expenditures	11,402	14,060	16,840